MEDINA INTERNATIONAL CORP.

1305 - 1090 West Georgia Street

Vancouver, BC Canada V6E 3V7

Phone: 604.685.9316

Fax: 604.683.1585

___________________________________________________

March 9, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East

Mailstop 4561

Washington, DC 20549

Attention:	Ms. Julia E. Griffith

Special Counsel

Office of Mergers and Acquisitions

Dear Sirs/Mesdames:

Re: Medina International Corp. (the “Company”) Schedule 14F-1 Filed February 17, 2006 File No. 005-81615

Thank you for your letter of March 3, 2006, received by post on March 8, 2006, with your comments on the Company’s Schedule 14F-1 filed on February 17, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

Shareholder Communications

1.	We have provided information regarding shareholder communications as required under Item 7(h) of Schedule 14A as suggested.

General

2.	This disclosure has been revised pursuant to your comments to note the Commission’s present address of: 100 F Street, NE, Washington, DC 20459.

Security Ownership of Certain Beneficial Owners and Management

3.

Dr. Keinan/Biotech Knowledge LLC’s Schedule 13D was filed on March 7, 2006. The date of event was January 19, 2006, the number of shares reported on the Schedule 13D is 1,457,143 common shares, which is the pre-split holding. A 1-for-7 forward stock split of the Company’s issued and outstanding common shares was effected on February 7, 2006. Therefore, Dr. Keinan/Biotech Knowledge LLC’s current holdings are 10,200,001 common shares as reported in the Schedule 14F-1.

Acknowledgement

We acknowledging the following:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to the receipt of any further comments which you may have in regard to this regard. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

MEDINA INTERNATIONAL CORP.

/s/ Nick DeMare

Nick DeMare